UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-06563
Investment Company Act File Number

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert International Equity Fund
Calvert Mid-Cap Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.7%
Australia - 3.8%
Challenger Ltd.	383,877	3,359,402
CSL Ltd.	26,677	3,797,285
		7,156,687

Canada - 2.0%
CAE, Inc.	180,528	3,750,215

Denmark - 4.8%
Coloplast A/S, Class B	37,674	3,761,458
Novo Nordisk A/S, Class B	113,526	5,243,829
		9,005,287

France - 4.0%
Kering SA	6,507	3,665,390
Legrand SA	53,770	3,938,493
		7,603,883

Germany - 7.0%
adidas AG	21,793	4,744,721
Continental AG	16,201	3,686,987
SAP SE	41,259	4,762,018
		13,193,726

Hong Kong - 2.5%
AIA Group Ltd.	543,306	4,732,962

Ireland - 1.8%
Kerry Group plc, Class A	31,627	3,306,283

Japan - 19.1%
Don Quijote Holdings Co. Ltd.	88,000	4,223,884
FP Corp. (1)	58,600	3,236,457
Kao Corp.	64,441	4,911,794
Komatsu Ltd.	119,202	3,393,510
MISUMI Group, Inc.	124,154	3,612,235
Mitsubishi UFJ Financial Group, Inc.	686,262	3,887,592
ORIX Corp.	311,600	4,911,470
Santen Pharmaceutical Co. Ltd.	235,492	4,096,714
Seven & I Holdings Co. Ltd.	88,017	3,838,920
		36,112,576

Netherlands - 5.2%
ASML Holding NV	27,490	5,439,851
ING Groep NV	307,452	4,413,324

		9,853,175

Singapore - 1.9%
DBS Group Holdings Ltd.	184,728	3,592,409

South Africa - 1.7%
Naspers Ltd., Class N	12,623	3,182,811

Spain - 4.9%
Iberdrola SA	661,769	5,103,398
Industria de Diseno Textil SA	122,239	4,162,738
		9,266,136

Sweden - 8.4%
Assa Abloy AB, Class B	211,901	4,494,757
Atlas Copco AB, Class A	103,546	2,998,747
Epiroc AB, Class A (2)	103,546	1,086,587
Indutrade AB	150,042	3,570,930
Swedbank AB, Class A	173,681	3,700,489
		15,851,510

Switzerland - 6.0%
Lonza Group AG	16,709	4,415,292
Nestle SA	89,858	6,964,067
		11,379,359

Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,445	4,293,789

United Kingdom - 15.2%
Aviva plc	668,595	4,436,185
Compass Group plc	205,510	4,380,574
Melrose Industries plc	1,757,872	4,918,638
Prudential plc	200,918	4,580,192
Unilever plc	121,618	6,718,234
Weir Group plc (The)	139,141	3,654,155
		28,687,978

United States - 5.1%
Ecolab, Inc.	29,175	4,094,128
Oceaneering International, Inc.	68,091	1,733,597
Xylem, Inc.	57,051	3,844,096
		9,671,821

Total Common Stocks (Cost $161,130,150)		180,640,607

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A (2)(3)(4)	582,574	—

Series B (2)(3)(4)	40,523	—
FINAE, Series D (2)(3)(4)	2,597,442	194,871
		194,871

Total Preferred Stocks (Cost $491,304)		194,871

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Africa Renewable Energy Fund LP (2)(3)(4)		761,475
Blackstone Clean Technology Partners LP (2)(3)(4)		10,124
China Environment Fund 2004 LP (2)(3)(4)		3,779
Emerald Sustainability Fund I LP (2)(3)(4)		99,526
gNet Defta Development Holding LLC (2)(3)(4)(5)		262,932
SEAF Central and Eastern European Growth Fund LLC (2)(3)(4)(5)		50,662
SEAF India International Growth Fund LP (2)(3)(4)		26,763

Total Venture Capital Limited Partnership Interest (Cost $1,910,820)		1,215,261

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19 (3)(4)(6)	70,000	—

Total Venture Capital Debt Obligations (Cost $70,000)		—

HIGH SOCIAL IMPACT INVESTMENTS - 2.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(5)	4,431,583	4,218,601
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (3)(4)(7)	220,000	207,900
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (3)(4)(7)	283,000	269,699

Total High Social Impact Investments (Cost $4,934,583)		4,696,200

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	1,489,903	1,489,903

Total Time Deposit (Cost $1,489,903)		1,489,903

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	174,300	174,300

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $174,300)		174,300

TOTAL INVESTMENTS (Cost $170,201,060) - 99.8%		188,411,142
Other assets and liabilities, net - 0.2%		327,727

NET ASSETS - 100.0%	188,738,869

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $165,552 and the total market value of the collateral received by the Fund was $174,300, comprised of cash.

(2) Non-income producing security.
(3) Restricted security. Total market value of restricted securities amounts to $6,106,332, which represents 3.2% of the net assets of the Fund as of June 30, 2018.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Affiliated company.
(6) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 15, 2019 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

Abbreviations:
ADR:	American Depositary Receipt

At June 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	20.9%
Financials	20.0%
Consumer Discretionary	14.9%
Consumer Staples	13.7%
Health Care	11.3%
Information Technology	7.7%
Materials	3.9%
Utilities	2.7%
High Social Impact Investments	2.5%
Energy	0.9%
Time Deposit	0.8%
Venture Capital Limited Partnership Interest	0.6%
Venture Capital	0.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Africa Renewable Energy Fund LP	4/17/14-2/22/18	670,726
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	395,432
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19	2/12/14	70,000

At June 30, 2018, the value of the Fund's investment in affiliated companies was $4,532,195, which represents 2.40% of the Fund's net assets. Transactions in affiliated companies for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$4,431,583	$—	$—	$4,431,583	$4,218,601	$67,459	$—	$—	(5,052)
SEAF Central and Eastern European Growth Fund LLC	—	—	—	—	50,662	—	—	—	7,000
gNet Defta Development Holding LLC	—	—	—	—	262,932	—	—	—	(17,579)
TOTALS					$4,532,195	$67,459	$—	$—	($15,631)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$3,750,215	$—		$—	$3,750,215
Sweden	1,086,587	14,764,923		—	15,851,510
Taiwan	4,293,789	—		—	4,293,789
United States	9,671,821	—		—	9,671,821
Other Countries(2)	—	147,073,272		—	147,073,272
Total Common Stocks	$18,802,412	$161,838,195	(3)	$—	$180,640,607
Preferred Stocks - Venture Capital	—	—		194,871	194,871
Venture Capital Limited Partnership Interest	—	—		1,215,261	1,215,261
Venture Capital Debt Obligations	—	—		—	—
High Social Impact Investments	—	4,218,601		477,599	4,696,200
Time Deposit	—	1,489,903		—	1,489,903
Short Term Investment of Cash Collateral for Securities Loaned	174,300	—		—	174,300
Total	$18,976,712	$167,546,699		$1,887,731	$188,411,142

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.1%
CAE, Inc.	129,800	2,696,412
Hexcel Corp.	41,153	2,731,736
		5,428,148

Auto Components - 2.5%
Aptiv plc	38,209	3,501,090
Delphi Technologies plc	64,969	2,953,491
		6,454,581

Banks - 4.3%
Bank OZK (1)	54,610	2,459,634
First Republic Bank (1)	30,725	2,973,873
KeyCorp	162,154	3,168,489
Sterling Bancorp	102,400	2,406,400
		11,008,396

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (2)	8,397	1,042,488
Ligand Pharmaceuticals, Inc. (1)(2)	7,400	1,533,058
Vertex Pharmaceuticals, Inc. (2)	6,400	1,087,744
		3,663,290

Capital Markets - 2.1%
E*Trade Financial Corp. (2)	48,688	2,977,758
Raymond James Financial, Inc.	27,700	2,474,995
		5,452,753

Chemicals - 2.0%
Ecolab, Inc.	17,900	2,511,907
Sherwin-Williams Co. (The)	6,500	2,649,205
		5,161,112

Commercial Services & Supplies - 3.4%
Deluxe Corp.	43,300	2,866,893
Multi-Color Corp.	43,600	2,818,740
Republic Services, Inc.	44,700	3,055,692
		8,741,325

Consumer Finance - 2.5%
Ally Financial, Inc.	106,100	2,787,247
Discover Financial Services	12,700	894,207
OneMain Holdings, Inc. (2)	83,300	2,773,057
		6,454,511

Containers & Packaging - 3.3%
Ball Corp. (1)	156,722	5,571,467
WestRock Co.	50,127	2,858,242
		8,429,709

Diversified Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (2)	27,828	2,852,927
Grand Canyon Education, Inc. (2)	31,200	3,482,232
ServiceMaster Global Holdings, Inc. (2)	62,949	3,743,577
		10,078,736

Electric Utilities - 1.3%
Xcel Energy, Inc.	70,100	3,202,168

Electrical Equipment - 1.3%
AMETEK, Inc.	45,632	3,292,805

Electronic Equipment, Instruments & Components - 3.4%
CDW Corp.	32,600	2,633,754
Dolby Laboratories, Inc., Class A	52,125	3,215,591
FLIR Systems, Inc.	55,200	2,868,744
		8,718,089

Energy Equipment & Services - 3.8%
Core Laboratories NV	28,400	3,584,364
Oceaneering International, Inc.	112,781	2,871,404
TechnipFMC plc	62,002	1,967,944
US Silica Holdings, Inc. (1)	51,700	1,328,173
		9,751,885

Equity Real Estate Investment Trusts (REITs) - 8.8%
AvalonBay Communities, Inc.	27,032	4,646,531
DCT Industrial Trust, Inc.	22,500	1,501,425
Equity Residential	52,600	3,350,094
Extra Space Storage, Inc.	51,782	5,168,361
Mid-America Apartment Communities, Inc.	29,300	2,949,631
National Retail Properties, Inc.	111,392	4,896,792
		22,512,834

Food & Staples Retailing - 1.1%
Performance Food Group Co. (2)	75,300	2,763,510

Food Products - 2.5%
Conagra Brands, Inc.	85,500	3,054,915
McCormick & Co., Inc. (1)	28,275	3,282,445
		6,337,360

Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (2)	87,400	2,857,980
Teleflex, Inc.	10,625	2,849,731
		5,707,711

Health Care Providers & Services - 3.4%
Amedisys, Inc. (2)	25,900	2,213,414
Chemed Corp.	7,900	2,542,299
Envision Healthcare Corp. (1)(2)	35,100	1,544,751
Humana, Inc.	7,741	2,303,954
		8,604,418

Health Care Technology - 1.3%
Cotiviti Holdings, Inc. (2)	72,700	3,208,251

Hotels, Restaurants & Leisure - 1.1%
Texas Roadhouse, Inc.	40,700	2,666,257

Household Products - 2.2%
Central Garden & Pet Co., Class A (2)	82,700	3,346,869
Clorox Co. (The) (1)	15,700	2,123,425
		5,470,294

Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	75,600	3,528,252

Insurance - 4.7%
Alleghany Corp.	4,738	2,724,208
American Financial Group, Inc.	27,483	2,949,750
First American Financial Corp.	73,071	3,779,232
RLI Corp.	37,800	2,501,982
		11,955,172

Internet Software & Services - 3.0%
GoDaddy, Inc., Class A (2)	54,300	3,833,580
Twitter, Inc. (2)	86,200	3,764,354
		7,597,934

IT Services - 4.4%
Amdocs Ltd.	45,289	2,997,679
First Data Corp., Class A (2)	135,600	2,838,108
Fiserv, Inc. (2)	57,500	4,260,175
GreenSky, Inc., Class A (2)	50,997	1,078,587
		11,174,549

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	21,000	1,298,640

Machinery - 4.7%
Dover Corp.	25,100	1,837,320
Fortive Corp.	44,617	3,440,417
ITT, Inc.	55,900	2,921,893
Parker-Hannifin Corp.	24,300	3,787,155
		11,986,785

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	30,045	2,630,139

Multi-Utilities - 3.0%
CMS Energy Corp.	86,471	4,088,349
Sempra Energy	30,647	3,558,423
		7,646,772

Pharmaceuticals - 2.1%
Jazz Pharmaceuticals plc (2)	15,000	2,584,500
Zoetis, Inc.	32,155	2,739,284
		5,323,784

Road & Rail - 1.1%
Kansas City Southern	26,500	2,807,940

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (1)(2)	137,904	2,067,181
Analog Devices, Inc.	31,300	3,002,296
Lam Research Corp.	5,800	1,002,530
Microchip Technology, Inc.	8,000	727,600
Skyworks Solutions, Inc.	6,500	628,225
		7,427,832

Software - 2.1%
Blackbaud, Inc.	27,580	2,825,571
RealPage, Inc. (2)	46,500	2,562,150
		5,387,721

Specialty Retail - 1.4%
Ulta Beauty, Inc. (2)	15,000	3,501,900

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	119,400	2,709,186

Textiles, Apparel & Luxury Goods - 4.0%
Carter's, Inc.	25,600	2,774,784
Tapestry, Inc.	67,100	3,134,241
VF Corp.	51,800	4,222,736
		10,131,761

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (2)	231,500	2,481,680

Total Common Stocks (Cost $223,398,044)		250,698,190

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	2,619,488	2,493,595

ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (3)(5)(6)	309,000	292,005
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (3)(5)(6)	398,000	379,294

Total High Social Impact Investments (Cost $3,326,488)		3,164,894

TIME DEPOSIT - 2.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	5,193,592	5,193,592

Total Time Deposit (Cost $5,193,592)		5,193,592

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	214,657	214,657

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $214,657)		214,657

TOTAL INVESTMENTS (Cost $232,132,781) - 101.7%		259,271,333
Other assets and liabilities, net - (1.7%)		(4,373,719)
NET ASSETS - 100.0%		254,897,614

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $18,013,530 and the total market value of the collateral received by the Fund was $18,450,549, comprised of cash of $214,657 and U.S. Government and/or agencies securities of $18,235,892.

(2) Non-income producing security.
(3) Restricted security. Total market value of restricted securities amounts to $3,164,894, which represents 1.2% of the net assets of the Fund as of June 30, 2018.
(4) Affiliated company.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	398,000

At June 30, 2018, the value of the Fund's investment in affiliated companies was $2,493,595, which represents 1.0% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/19	$2,619,488	$—	$—	$2,619,488	$2,493,595	$29,251	$—	$—	($2,986)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$250,698,190	(2)	$—	$—	$250,698,190
High Social Impact Investments	—		2,493,595	671,299	3,164,894
Time Deposit	—		5,193,592	—	5,193,592
Short Term Investment of Cash Collateral for Securities Loaned	214,657		—	—	214,657
Total Investments	$250,912,847		$7,687,187	$671,299	$259,271,333

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date then ended.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.7%
Australia - 3.3%
BlueScope Steel Ltd.	46,503	593,498
Challenger Ltd.	309,961	2,712,545
GDI Property Group	1,772,102	1,692,500
IOOF Holdings Ltd.	216,553	1,435,913
National Storage REIT (1)(2)	878,216	1,069,260
Super Retail Group Ltd. (2)	296,206	1,774,291
		9,278,007

Austria - 1.3%
ams AG (2)	15,189	1,126,418
CA Immobilien Anlagen AG	78,121	2,602,162
		3,728,580

Belgium - 1.3%
Kinepolis Group NV	25,412	1,608,908
Melexis NV	20,196	1,869,678
		3,478,586

Canada - 1.8%
CAE, Inc.	159,356	3,310,396
Kinaxis, Inc. (1)	27,267	1,835,568
		5,145,964

Denmark - 1.8%
SimCorp AS	35,456	2,863,639
Topdanmark AS	50,801	2,218,540
		5,082,179

Finland - 2.6%
Amer Sports Oyj (1)	150,678	4,737,937
Technopolis Oyj (2)	561,998	2,523,903
		7,261,840

France - 3.3%
Mediawan S.A. (1)	97,633	1,622,506
Metropole Television S.A.	135,874	2,717,452
Nexity S.A.	27,501	1,736,163
Rubis SCA	52,288	3,259,237
		9,335,358

Germany - 6.9%
Axel Springer SE	25,501	1,842,831
Basler AG	5,554	1,070,969
Bechtle AG	18,202	1,399,068

Brenntag AG	82,298	4,572,611
Carl Zeiss Meditec AG	30,949	2,111,766
Freenet AG	36,233	958,062
Norma Group SE	41,716	2,850,178
Rational AG	3,673	2,391,889
Salzgitter AG	12,720	553,422
Sirius Real Estate Ltd.	1,892,793	1,554,330
		19,305,126

Hong Kong - 2.0%
CITIC Telecom International Holdings Ltd.	6,953,478	1,822,158
Hysan Development Co. Ltd.	355,483	1,984,125
Johnson Electric Holdings Ltd.	597,996	1,741,466
		5,547,749

Ireland - 1.4%
Kingspan Group plc	36,134	1,806,215
UDG Healthcare plc	199,598	2,169,098
		3,975,313

Italy - 5.0%
Amplifon SpA	115,454	2,387,244
Banca Generali SpA	103,742	2,574,923
DiaSorin SpA	12,656	1,438,286
FinecoBank Banca Fineco SpA	230,681	2,596,789
MARR SpA	118,430	3,115,608
Moncler SpA	37,808	1,715,538
		13,828,388

Japan - 27.6%
77 Bank Ltd. (The)	85,197	1,850,324
Ariake Japan Co. Ltd.	16,482	1,418,718
Asahi Co. Ltd. (2)	266,383	3,754,967
Asahi Intecc Co. Ltd.	83,892	3,167,431
Asics Corp. (2)	152,058	2,566,905
Daiichikosho Co. Ltd.	66,735	3,220,436
Dowa Holdings Co. Ltd.	18,170	559,418
Eiken Chemical Co. Ltd.	139,518	2,963,863
FP Corp.	56,994	3,147,758
Fuji Seal International, Inc.	67,988	2,408,517
GLP J-REIT	1,675	1,779,035
GMO internet, Inc. (2)	50,471	1,197,416
HIS Co. Ltd.	78,060	2,351,028
Invesco Office J-REIT, Inc. (2)	17,816	2,466,278
Japan Hotel REIT Investment Corp.	2,423	1,815,189
Like Co. Ltd. (2)	95,858	1,495,920
Morinaga & Co. Ltd.	51,564	2,472,486
Nippon Light Metal Holdings Co. Ltd.	248,046	556,495
Nishi-Nippon Financial Holdings, Inc.	172,419	2,010,259
Nohmi Bosai Ltd.	152,950	3,266,568
Nomura Co. Ltd.	111,979	2,469,427

Okamura Corp.	188,900	2,773,780
Oyo Corp. (2)	135,703	1,726,175
Penta-Ocean Construction Co. Ltd.	460,104	3,075,852
Press Kogyo Co., Ltd.	463,850	2,717,689
Relia, Inc.	116,263	1,657,793
Sakata INX Corp.	69,147	901,861
Sakata Seed Corp.	95,648	3,619,468
Sanden Holdings Corp. (1)	206,322	2,688,877
Sumco Corp. (2)	94,514	1,898,260
Tokyo Century Corp.	48,103	2,723,071
Tosei Corp.	106,467	1,126,170
UACJ Corp. (2)	20,048	432,076
Yamaha Corp.	51,544	2,675,015
Yokohama Reito Co. Ltd. (2)	240,614	2,193,055
		77,147,580

Luxembourg - 0.2%
APERAM S.A.	11,213	480,620

Netherlands - 3.2%
Aalberts Industries NV	62,924	3,005,909
Core Laboratories NV	10,901	1,375,815
IMCD Group NV	69,675	4,659,333
		9,041,057

Norway - 2.0%
Europris ASA (3)	486,895	1,453,877
SpareBank 1 SR-Bank ASA	377,919	4,000,529
		5,454,406

Singapore - 1.0%
Keppel REIT	1,800,500	1,454,190
Yanlord Land Group Ltd.	1,117,300	1,302,687
		2,756,877

Spain - 0.6%
Acciona SA	20,247	1,671,290

Sweden - 5.9%
Avanza Bank Holding AB (2)	32,378	1,657,316
Boliden AB	40,357	1,302,460
Bufab AB	205,008	2,583,486
Husqvarna AB, Class B	368,946	3,490,281
Indutrade AB	169,796	4,041,066
Trelleborg AB, Class B	154,973	3,295,300
		16,369,909

Switzerland - 6.1%
Belimo Holding AG	484	2,104,242
Bossard Holding AG, Class A	11,671	2,163,552
Galenica AG (3)	36,867	1,954,445

Logitech International SA	52,333	2,292,755
Lonza Group AG	13,208	3,490,166
Vontobel Holding AG	30,166	2,187,822
VZ Holding AG	9,412	2,958,271
		17,151,253

United Kingdom - 17.6%
Abcam plc	93,695	1,645,955
Bellway plc	74,987	2,962,421
Bodycote plc	208,808	2,687,639
Croda International plc	40,237	2,542,058
Dechra Pharmaceuticals plc	67,301	2,463,028
DS Smith plc	598,893	4,103,414
Grainger plc	551,508	2,236,357
Halma plc	199,650	3,594,959
Hansteen Holdings plc	921,466	1,264,819
Hastings Group Holdings plc (3)	434,952	1,457,544
Hiscox Ltd.	201,082	4,035,514
Inchcape plc	402,419	4,137,074
Melrose Industries plc	1,756,922	4,915,980
Spirax-Sarco Engineering plc	38,369	3,290,281
St James's Place plc	124,436	1,877,503
Weir Group plc (The)	72,983	1,916,697
WH Smith plc	159,582	4,200,526
		49,331,769

United States - 0.8%
Oceaneering International, Inc.	90,931	2,315,103

Total Common Stocks (Cost $243,880,843)		267,686,954

EXCHANGE-TRADED FUNDS - 2.8%
iShares MSCI Hong Kong ETF (2)	129,589	3,137,350
iShares MSCI Singapore ETF (2)	62,037	1,488,267
Vanguard MSCI Australian Small Companies Index ETF	74,884	3,212,447

Total Exchange-Traded Funds (Cost $8,081,142)		7,838,064

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	951,940
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (4)(6)(7)	111,000	104,895
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (4)(6)(7)	142,000	135,326

Total High Social Impact Investments (Cost $1,253,000)		1,192,161

TIME DEPOSIT - 2.0%

State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	5,508,734	5,508,734

Total Time Deposit (Cost $5,508,734)		5,508,734

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	13,394,460	13,394,460

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $13,394,460)		13,394,460

TOTAL INVESTMENTS (Cost $272,118,179) - 105.7%		295,620,373
Other assets and liabilities, net - (5.7%)		(16,017,741)
NET ASSETS - 100.0%		279,602,632

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $16,585,036 and the total market value of the collateral received by the Fund was $17,420,934, comprised of cash of $13,394,460 and U.S. Government and/or agencies securities of $4,026,474.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,865,866, which represents 1.7% of the net assets of the Fund as of June 30, 2018.

(4) Restricted security. Total market value of restricted securities amounts to $1,192,161, which represents 0.4% of the net assets of the Fund as of June 30, 2018.
(5) Affiliated company.
(6) For fair value measurement disclosure purposes, security is categorized as Level 3.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

At June 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	22.9%
Consumer Discretionary	18.5%
Financials	12.9%
Real Estate	9.4%
Health Care	8.4%
Information Technology	7.9%
Materials	6.2%
Consumer Staples	4.5%
Exchange-Traded Funds	2.8%
Time Deposit	2.0%
Utilities	1.8%
Energy	1.3%
Telecommunication Services	1.0%
High Social Impact Investments	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	142,000

At June 30, 2018, the value of the Fund’s investment in affiliated companies was $951,940, which represents 0.3% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$951,940	$11,167	$—	$—	($1,140)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$5,145,964	$—		$—	$5,145,964
Netherlands	1,375,815	7,665,242		—	9,041,057
United States	2,315,103	—		—	2,315,103
Other Countries(2)	—	251,184,830		—	251,184,830
Total Common Stocks	$8,836,882	$258,850,072	(3)	$—	$267,686,954
Exchange-Traded Funds	4,625,617	3,212,447		—	7,838,064
High Social Impact Investments	—	951,940		240,221	1,192,161
Time Deposit	—	5,508,734		—	5,508,734
Short Term Investment of Cash Collateral for Securities Loaned	13,394,460	—		—	13,394,460
Total Investments	$26,856,959	$268,523,193		$240,221	$295,620,373

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. At June 30, 2018, investments having a value of $15,498,772 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.6%
Brazil - 5.7%
BB Seguridade Participacoes SA	2,680,986	16,919,801
Duratex SA	3,740,518	8,396,441
Itau Unibanco Holding SA, PFC Shares	1,368,901	14,247,943
Klabin SA	2,309,104	11,677,337
Ultrapar Participacoes SA	940,368	11,148,787
		62,390,309

China - 28.2%
Alibaba Group Holding Ltd. ADR (1)(2)	292,462	54,260,475
China Communications Services Corp. Ltd., Class H	9,524,000	6,018,414
China Construction Bank Corp., Class H	37,254,000	34,088,929
China Mengniu Dairy Company Ltd.	5,363,310	18,089,235
Gree Electric Appliances, Inc. of Zhuhai, Class A (1)	2,015,815	14,296,862
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,459,297	8,156,154
Huayu Automotive Systems Co. Ltd., Class A	4,179,354	14,935,275
Industrial & Commercial Bank of China Ltd., Class H	44,554,291	33,230,371
NARI Technology Co. Ltd., Class A	7,467,216	17,773,002
Shenzhen International Holdings Ltd.	8,866,373	18,290,512
Tencent Holdings Ltd.	1,734,996	87,123,471
		306,262,700

Egypt - 0.9%
Commercial International Bank Egypt SAE	2,089,035	9,889,484

Hong Kong - 9.0%
AIA Group Ltd.	3,820,000	33,277,591
Samsonite International SA (3)	7,298,746	25,914,333
Techtronic Industries Co. Ltd.	6,925,790	38,465,076
		97,657,000

Hungary - 1.8%
Richter Gedeon Nyrt	1,095,790	19,953,805

India - 12.8%
Bharat Forge Ltd.	1,791,746	16,066,408
Container Corp. of India Ltd.	1,461,702	13,861,588
HCL Technologies Ltd.	979,421	13,243,292
HDFC Bank Ltd. ADR	198,213	20,816,329
Hero MotoCorp Ltd.	318,851	16,140,324
ICICI Bank Ltd.	4,776,071	19,161,172
Motherson Sumi Systems Ltd.	4,044,295	16,763,287
Power Grid Corp. of India Ltd.	3,965,786	10,857,793
Tech Mahindra Ltd.	1,260,622	12,014,802
		138,924,995

Indonesia - 2.0%
Bank Rakyat Indonesia Persero Tbk PT	107,017,660	21,167,113

Mexico - 3.4%
Grupo Financiero Banorte SAB de CV	3,437,991	20,215,687
Wal-Mart de Mexico SAB de CV	6,489,768	17,129,373
		37,345,060

Peru - 1.4%
Credicorp Ltd.	69,088	15,553,091

Russia - 3.7%
Mail.Ru Group Ltd. GDR (1)	504,616	14,575,007
Sberbank of Russia PJSC ADR (4)	53,523	768,323
Sberbank of Russia PJSC ADR (4)	1,725,436	24,681,511
		40,024,841

South Africa - 3.3%
Foschini Group Ltd. (The)	1,802,562	22,819,260
Shoprite Holdings Ltd.	832,024	13,336,271
		36,155,531

South Korea - 9.9%
KB Financial Group, Inc.	694,414	32,687,270
Samsung Electronics Co. Ltd.	1,355,853	56,796,093
Samsung Fire & Marine Insurance Co. Ltd.	75,876	17,978,100
		107,461,463

Taiwan - 11.0%
Advantech Co. Ltd.	2,035,983	13,406,751
Chipbond Technology Corp.	8,316,000	17,206,448
LandMark Optoelectronics Corp.	2,012,900	18,769,757
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,667,366	60,958,901
Tong Yang Industry Co. Ltd.	5,755,448	8,855,770
		119,197,627

Turkey - 0.2%
Arcelik AS	788,250	2,615,729

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	5,220,340	10,036,955

United Kingdom - 1.4%
NMC Health plc	320,368	15,079,009

Total Common Stocks (Cost $1,084,174,280)		1,039,714,712

PARTICIPATORY NOTES - 1.5%
China - 1.5%

Gree Electric Appliances, Inc., of Zhuhai (Merrill Lynch International & Co.), 8/31/18 (1)	29,400	209,230
Gree Electric Appliances, Inc., of Zhuhai (Morgan Stanley Asia Products Ltd.), 12/14/18 (1)	1,061,673	7,555,565
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 1/3/19 (1)	40,846	228,912
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 (1)	376,480	2,109,897
Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 (1)	1,219,921	6,836,773

Total Participatory Notes (Cost $11,840,897)		16,940,377

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	2,000,000	1,903,880
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (5)(7)(8)	43,000	40,635
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (5)(7)(8)	56,000	53,368

Total High Social Impact Investments (Cost $2,099,000)		1,997,883

TOTAL INVESTMENTS (Cost $1,098,114,177) - 97.3%		1,058,652,972
Other assets and liabilities, net - 2.7%		29,089,763
NET ASSETS - 100.0%		1,087,742,735

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $53,717,800 and the total market value of the collateral received by the Fund was $55,663,488 comprised of U.S. Government and/or agencies securities.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $25,914,333, which represents 2.4% of the net assets of the Fund as of June 30, 2018.

(4) Securities are traded on separate exchanges for the same entity.
(5) Restricted security. Total market value of restricted securities amounts to $1,997,883, which represents 0.2% of the net assets of the Fund as of June 30, 2018.
(6) Affiliated company.
(7) For fair value measurement disclosure purposes, security is categorized as Level 3.
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

At June 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	(% OF TOTAL INVESTMENTS)
Information Technology	34.5%
Financials	30.7%
Consumer Discretionary	17.4%
Industrials	4.7%
Consumer Staples	4.6%
Health Care	3.3%
Materials	1.9%
Energy	1.1%
Utilities	1.0%
Telecommunication Services	0.6%
High Social Impact Investments	0.2%
Total	100.0%

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	56,000

At June 30, 2018, the value of the Fund’s investment in affiliated companies was $1,903,880, which represents 0.2% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$2,000,000	$—	$—	$2,000,000	$1,903,880	$22,333	$—	$—	($2,280)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$62,390,309	$—		$—	$62,390,309
China	54,260,475	252,002,225		—	306,262,700
India	20,816,329	118,108,666		—	138,924,995
Mexico	37,345,060	—		—	37,345,060
Peru	15,553,091	—		—	15,553,091
Russia	768,323	39,256,518		—	40,024,841
Taiwan	60,958,901	58,238,726		—	119,197,627
United Kingdom	—	15,079,009		—	15,079,009
Other Countries(2)	—	304,937,080		—	304,937,080
Total Common Stocks	$252,092,488	$787,622,224	(3)	$—	$1,039,714,712
Participatory Notes	—	16,940,377		—	16,940,377
High Social Impact Investments	—	1,903,880		94,003	1,997,883
Total Investments	$252,092,488	$806,466,481		$94,003	$1,058,652,972

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, investments having a value of $10,478,925 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018